Revenue From Services Rendered (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Revenue From Services Rendered

	2025	2024	2023
Net revenue from services rendered	977,403	600,779	454,420

Net revenue from management fees	812,367	487,533	393,367
Net revenue from performance fees	27,706	37,188	21,254
Net revenue from advisory services	91,901	68,134	39,799
Net revenue from other revenues (a)	45,429	7,924	—

(a)	Comprised of Advisory & Execution, and fund services fees.